Bank Borrowings - Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Bank borrowings	$ 18,498	$ 47,463
Bank of Kaohsiung [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.295%
Bank borrowings	$ 194	499
Bank of Kaohsiung [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.295%
Bank borrowings	$ 3,692	9,493
Bank of Kaohsiung [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	4.545%
Bank borrowings	$ 1,502	3,820
Bank of Kaohsiung [Member]
Schedule of Bank Borrowings Outstanding with Bank of Kaohsiung [Line Items]
Start Date	Jul. 09, 2021
Maturity Date	Jul. 09, 2026
Interest Rate	2.675%
Bank borrowings	$ 13,110	$ 33,651